UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $674,212,206 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 58181861  1701224 SH       SOLE                  1701224        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 24567248   451853 SH       SOLE                   451853        0        0
ALLERGAN INC                   COM              018490102 24184861   370252 SH       SOLE                   370252        0        0
AMEDISYS INC                   COM              023436108 17129354   310202 SH       SOLE                   310202        0        0
AMYLIN PHARMACEUTICALS INC     COM              032346108  4520490   201000 SH       SOLE                   201000        0        0
ANTIGENICS INC DEL             COM              037032109   949836  1307054 SH       SOLE                  1307054        0        0
BIOGEN IDEC INC                COM              09062X103 42080816   733243 SH       SOLE                   733243        0        0
BOSTON SCIENTIFIC CORP         COM              101137107 13720888  1900400 SH       SOLE                  1900400        0        0
CEPHALON INC                   COM              156708109 42004079   619712 SH       SOLE                   619712        0        0
ELAN PLC                       ADR              284131208 36369628  4798104 SH       SOLE                  4798104        0        0
EMDEON INC                     CL A             29084T104  3577687   216567 SH       SOLE                   216567        0        0
GTX INC DEL                    COM              40052B108  9071395  2707879 SH       SOLE                  2707879        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 17013251  1978285 SH       SOLE                  1978285        0        0
HOLOGIC INC                    COM              436440101 19782180  1067000 SH       SOLE                  1067000        0        0
INSPIRE PHARMACEUTICALS INC    COM              457733103  3531740   565984 SH       SOLE                   565984        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   188000   200000 SH       SOLE                   200000        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104  5213024  3498674 SH       SOLE                  3498674        0        0
LINCARE HLDGS INC              COM              532791100 10085568   224723 SH       SOLE                   224723        0        0
MANNKIND CORP                  COM              56400P201  9910258  1510710 SH       SOLE                  1510710        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 10099493   635588 SH       SOLE                   635588        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 17255080   685814 SH       SOLE                   685814        0        0
MEDTRONIC INC                  COM              585055106 15107565   335500 SH       SOLE                   335500        0        0
MYRIAD GENETICS INC            COM              62855J104 18001425   748500 SH       SOLE                   748500        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 27045793   893190 SH       SOLE                   893190        0        0
OPKO HEALTH INC                COM              68375N103 10759518  5434100 SH       SOLE                  5434100        0        0
QUIDEL CORP                    COM              74838J101 41674926  2866226 SH       SOLE                  2866226        0        0
REGENERON PHARMACEUTICALS      COM              75886F107   662250    25000 SH       SOLE                    25000        0        0
TENET HEALTHCARE CORP          COM              88033G100 91397975 15978667 SH       SOLE                 15978667        0        0
THORATEC CORP                  COM NEW          885175307 34028685  1017300 SH       SOLE                  1017300        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  3746796  1328651 SH       SOLE                  1328651        0        0
WEBMD HEALTH CORP              COM              94770V102 62350536  1344341 SH       SOLE                  1344341        0        0